RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lawrence Yau Lung Ho [Member] | 2020 Studio City Notes [Member]
Related Party Transaction [Line Items]
Share percentage holding by Director		20.00%	20.00%
Melco and its Subsidiaries [Member] | Rooms Food and Beverage and Entertainment Revenues [Member]
Related Party Transaction [Line Items]
Aggregated revenue	$ 30,493	$ 100,269	$ 91,053
Melco and its Subsidiaries [Member] | Rooms Food and Beverage and Entertainment Revenues [Member] | Studio City Casinos Gaming Patrons [Member]
Related Party Transaction [Line Items]
Aggregated revenue	27,090	87,005	81,267
Melco and its Subsidiaries [Member] | Rooms Food and Beverage and Entertainment Revenues [Member] | Non Studio City Casinos Gaming Patrons [Member]
Related Party Transaction [Line Items]
Aggregated revenue	$ 3,403	$ 13,264	$ 9,786